[The Travelers Insurance Company Letterhead]

   KATHLEEN A. MCGAH
   DIRECT LINE: 860.308.6894
   kmcgah@metlife.com

                                                                 August 12, 2005

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Preliminary Proxy Materials for Special Meeting of Shareholders of Tactical Growth and Income Stock Account for Variable Annuities (File Nos. 033-13052; 811-05090)
         Tactical Short-Term Bond Account for Variable Annuities
         (File Nos. 033-13051; 811-05089)
         Tactical Aggressive Stock Account for Variable Annuities
         (File Nos. 033-13053; 811-05091)

Commissioners:

On behalf of the Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities, and Tactical Aggressive Stock Account for Variable Annuities (the "Accounts"), we are transmitting for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 20a-1 under the Investment Company Act of 1940, Rule 14a-6 under the Securities Exchange Act of 1934, and Rule 101(a) of Regulation S-T, a conformed electronic copy of the following preliminary proxy solicitation materials:

         1.       Notice to Variable Contract Owners;

         2.       Letter to Variable Contract Owners;

         3.       Preliminary Proxy Statement; and

         4.       Form of Proxy

The proxy materials relate to proposals to be considered in connection with the Special Meeting of Variable Contract Owners of the Accounts to be held in October 2005. The proposals include: (1) the consideration and approval of a new investment advisory agreement between each Account and Travelers Asset Management International Company LLC ("TAMIC"); (2) the consideration and approval of a new subadvisory agreement for each Account between TAMIC and The Travelers Investment Management Company; (3) the consideration and approval of a proposal with respect to the future operation of each Account whereby TAMIC may from time to time, to the extent permitted by an exemption granted by the Commission and subject to approval by the Board of Managers, enter into new or amended agreements with subadvisers with respect to the Account without obtaining Contract Owner approval of such agreements, and to permit such subadvisers to manage the assets of the Account pursuant to such subadvisory agreements; and (4) the election of a member to the Board of Managers.

Please call Kathleen A. McGah at (860) 308-6894 if you have any questions concerning this filing.

                                                     Sincerely

                                                     /s/ KATHLEEN A. MCGAH

                                                     Kathleen A. McGah